Note 14 - Stock Compensation Plans (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2008	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2007	Dec. 31, 2014
Employee Stock Ownership Plan (ESOP), Compensation Expense			$ 182,000	$ 170,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number			20,524	30,784		41,966
Allocated Share-based Compensation Expense, Net of Tax			$ 84,000	$ 82,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense			29,000	$ 28,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options			$ 115,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 146 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross
Allocated Share-based Compensation Expense, Net of Tax			$ 45,000	$ 53,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense			$ 11,000	$ 14,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 146 days
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			$ 5	$ 5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			316,348	354,266		369,140
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 1,700,000	$ 2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			1,500,000	$ 1,700,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			$ 62,000
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
The 2008 Recognition and Retention Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		111,090
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased		$ 4.68
Employee Service Share-based Compensation, Cash Flow Effect, Cash Used to Settle Awards		$ 520,000
The 2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	195,000
The 2013 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	48,750
Percentage of Shares May Be Granted As Restricted Stock Awards	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			21,968
The 2013 Stock Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	146,250
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			56,276
The RRP and Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number			20,524
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
The 2008 Stock Option Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		277,726
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 5
The Option Plan and Stock Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			316,348
Employee Stock Ownership Plan [Member]
Percentage of Company Shares Purchased by ESOP					8.00%
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP					222,180
ESOP Loan Interest Rate					7.75%
Employee Stock Ownership Plan (ESOP), Loan Term					15 years